Not FDIC Insured May Lose Value No Bank Guarantee
FGT-Q3PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Debt Opportunities Fund 2
Franklin International Growth Fund 7
Franklin International Small Cap Fund 9
Notes to Schedules of Investments 13

Franklin Global Trust
Consolidated Schedule of Investments (unaudited), April 30, 2022
Franklin Emerging Market Debt Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Diversified Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ......................... Kazakhstan 193,625 $ —
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 55,882,058 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 5,561,052 —
—
Total Common Stocks (Cost $433,378) .........................................
—
Warrants
Warrants 2.4%
Diversified Financial Services 2.4%
d,e
Ukraine Government, VRI, GDP Linked Security, Senior Bond, Reg
S, 5/31/40 ......................................... Ukraine 2,000,000 587,180
a,b,f
Venezuela Government, Oil Value Recovery, 4/15/20 ........... Venezuela 925,920 939,759
1,526,939
Total Warrants (Cost $18,386,506) .............................................
1,526,939
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,f,g
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .......................
—
Principal
Amount
*
Quasi-Sovereign Bonds 11.1%
Banks 0.3%
d
Development Bank of the Republic of Belarus JSC , Senior Note ,
144A, 12% , 5/15/22 .................................. Belarus 8,900,000 BYN 198,389
Diversified Financial Services 3.3%
a
Meridiam Eastern Europe Investments SAS , 8.85% , 6/10/28 ..... Turkey 2,042,857 EUR 2,068,810
a,c,h,i
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn ., 2/05/09 ............. Ghana 8,000,000 —
2,068,810
Municipal Bonds 3.4%
d
Provincia del Chubut Argentina , Senior Secured Bond , 144A, 7.75% ,
7/26/30 ........................................... Argentina 2,587,325 2,131,309
Oil, Gas & Consumable Fuels 1.9%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. Venezuela 700,000 696,528
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 600,000 502,422
1,198,950
Road & Rail 1.2%
d
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 700,000 711,725
Transportation Infrastructure 1.0%
d,j
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ................................. Colombia 2,788,211,511 COP 616,393
Total Quasi-Sovereign Bonds (Cost $14,802,326) ................................
6,925,576

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 17.6%
Airlines 1.3%
d
Pegasus Hava Tasimaciligi A/S , Senior Note , 144A, 9.25% , 4/30/26 Turkey 800,000 $ 790,992
Banks 3.4%
d
Access Bank plc , Senior Note , 144A, 6.125% , 9/21/26 .......... Nigeria 600,000 567,318
d
Akbank TAS , Sub. Bond , 144A, 6.797% to 4/26/23, FRN thereafter ,
4/27/28 ........................................... Turkey 650,000 632,486
d
Fidelity Bank plc ,
Senior Note, 144A, 10.5%, 10/16/22 ..................... Nigeria 400,000 401,640
Senior Note, 144A, 7.625%, 10/28/26 .................... Nigeria 550,000 522,170
2,123,614
Capital Markets 1.0%
d
Georgia Capital JSC , Senior Note , 144A, 6.125% , 3/09/24 ....... Georgia 650,000 632,125
Chemicals 1.2%
d
Braskem Idesa SAPI ,
Senior Secured Bond, 144A, 6.99%, 2/20/32 ............... Mexico 450,000 404,633
Senior Secured Note, 144A, 7.45%, 11/15/29 .............. Mexico 400,000 375,222
779,855
Construction & Engineering 0.6%
d
IHS Netherlands Holdco BV , Senior Note , 144A, 8% , 9/18/27 ..... Nigeria 400,000 404,360
Food Products 1.3%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ........................................... Paraguay 900,000 785,763
Metals & Mining 1.6%
d,k
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
10.5% , 3/08/26 ..................................... South Africa 1,032,246 1,002,178
Multiline Retail 0.0%
a,d,k
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,771,295 —
a,d,k
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 1,896,269 —
—
Oil, Gas & Consumable Fuels 4.5%
d
Energo -Pro A/S , Senior Note , 144A, 8.5% , 2/04/27 ............ Czech Republic 800,000 768,000
d
Kosmos Energy Ltd. , Senior Note , 144A, 7.75% , 5/01/27 ........ Ghana 350,000 348,094
d
MC Brazil Downstream Trading SARL , Senior Secured Note , 144A,
7.25% , 6/30/31 ..................................... Brazil 750,000 653,775
d
Medco Oak Tree Pte. Ltd. , Senior Secured Note , 144A, 7.375% ,
5/14/26 ........................................... Indonesia 270,000 267,812
d
Tullow Oil plc ,
Senior Note, 144A, 7%, 3/01/25 ........................ Ghana 402,000 328,444
Senior Secured Note, 144A, 10.25%, 5/15/26 .............. Ghana 420,000 417,526
2,783,651
Real Estate Management & Development 1.2%
d
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 980,000 727,650
Wireless Telecommunication Services 1.5%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 970,000 970,325
Total Corporate Bonds (Cost $12,909,528) ......................................
11,000,513

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Loan Participations and Assignments 0.8%
d
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A, 5.95%
to 4/14/25, FRN thereafter , 4/15/30 ....................... Russia 1,000,000 $ 90,000
Global Distressed Alpha Fund III LP ,
a,c,f,k,l
PIK, 12%, Perpetual .................................. United States 1,186,761 398,979
Total Loan Participations and Assignments (Cost $2,053,847) ....................
488,979
Foreign Government and Agency Securities 61.7%
d
Angola Government Bond ,
Senior Bond, 144A, 8%, 11/26/29 ........................ Angola 1,680,000 1,576,529
Senior Bond, 144A, 8.75%, 4/14/32 ...................... Angola 400,000 379,554
Argentina Government Bond , Senior Note , 1% , 7/09/29 .........
Argentina 150,490 48,608
d
Asian Infrastructure Investment Bank (The) , Senior Note , Reg S,
17.5% , 9/14/22 ..................................... Supranational
m
11,750,000 TRY 723,794
d
Benin Government Bond , Senior Bond , 144A, 4.875% , 1/19/32 ... Benin 1,050,000 EUR 955,394
d
Cameroon Government Bond , Senior Bond , 144A, 5.95% , 7/07/32 Cameroon 700,000 EUR 624,180
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ......
Colombia 5,000,000,000 COP 1,280,066
d
Costa Rica Government Bond , Senior Bond , 144A, 7.158% , 3/12/45 Costa Rica 800,000 776,396
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.4%, 6/05/49 ....................... Dominican
Republic 650,000 553,263
Senior Note, 144A, 8.9%, 2/15/23 ....................... Dominican
Republic 78,000,000 DOP 1,422,753
Egypt Government Bond ,
d
Senior Bond, 144A, 7.625%, 5/29/32 ..................... Egypt 500,000 391,069
d
Senior Bond, 144A, 7.5%, 2/16/61 ....................... Egypt 700,000 470,298
14.196%, 7/07/23 .................................... Egypt 5,100,000 EGP 276,810
13.659%, 9/07/23 .................................... Egypt 13,300,000 EGP 715,126
d
El Salvador Government Bond , Senior Bond , Reg S, 7.65% , 6/15/35 El Salvador 1,900,000 740,149
d
Ethiopia Government Bond , Senior Bond , 144A, 6.625% , 12/11/24 Ethiopia 1,550,000 1,076,692
European Investment Bank , Senior Note , 8.5% , 12/01/23 .......
Supranational
m
2,600,000 GEL 805,996
d
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 800,000 725,272
Senior Bond, 144A, 7%, 11/24/31 ........................ Gabon 900,000 819,468
Ghana Government Bond , 18.25% , 7/25/22 ..................
Ghana 4,300,000 GHS 574,587
d
Grenada Government Bond ,
144A, 7%, 5/12/30 ................................... Grenada 950,560 845,998
Reg S, 7%, 5/12/30 .................................. Grenada 562,513 500,637
d
Honduras Government Bond , Senior Bond , 144A, 5.625% , 6/24/30 Honduras 800,000 633,200
Inter-American Development Bank , GDP Linked Security , Senior
Note , 7.875% , 3/14/23 ................................ Supranational
m
23,000,000,000 IDR 1,615,177
d
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 ...... Iraq 1,605,000 1,555,101
Jamaica Government Bond , Senior Bond , 7.875% , 7/28/45 ......
Jamaica 450,000 555,174
d
Jordan Government Bond , Senior Bond , 144A, 5.85% , 7/07/30 ... Jordan 1,100,000 980,529
Kazakhstan MEUKAM ,
Senior Bond, 5.3%, 4/26/23 ............................ Kazakhstan 391,961,000 KZT 822,065
Senior Bond, 5%, 5/15/23 ............................. Kazakhstan 435,000,000 KZT 904,781
Kenya Government Bond , 12.5% , 5/12/25 ...................
Kenya 72,250,000 KES 652,318
Mexican Bonos Desarr Fixed Rate , M , 8% , 11/07/47 ...........
Mexico 25,500,000 MXN 1,101,522
j
Mexican Udibonos , S , Index Linked, 4% , 11/30/28 ............. Mexico 32,909,922 MXN 1,610,231
Mexico Government Bond , Senior Bond , 3.75% , 1/11/28 ........
Mexico 650,000 626,948
d
Mozambique Government Bond , 144A, 5% to 9/15/23, 9% thereafter ,
9/15/31 ........................................... Mozambique 950,000 829,967
d
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 . Pakistan 850,000 652,834
Peru Bonos De Tesoreria , Senior Bond , 5.4% , 8/12/34 ..........
Peru 3,000,000 PEN 620,169
h
Russia Government Bond , 7.65% , 4/10/30 .................. Russia 118,425,000 RUB 109,960
d
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 .... Ghana 555,304 480,338
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 30,900,000 ZAR 1,597,969

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d,h
Suriname Government Bond ,
144A, 12.875%, 12/30/23 .............................. Suriname 1,400,000 $ 1,169,000
Senior Bond, 144A, 9.25%, 10/26/26 ..................... Suriname 1,200,000 1,002,000
Tunisia Government Bond , Senior Bond , 4.2% , 3/17/31 .........
Tunisia 190,000,000 JPY 729,501
d
Ukraine Government Bond , Senior Bond , 144A, 7.375% , 9/25/32 . Ukraine 2,600,000 838,890
Uruguay Government Bond ,
Senior Bond, 8.25%, 5/21/31 ........................... Uruguay 61,000,000 UYU 1,340,117
j
Index Linked, Senior Bond, 3.7%, 6/26/37 ................. Uruguay 9,583,105 UYU 258,648
d
Uzbekistan Government Bond ,
Senior Note, 144A, 14.5%, 11/25/23 ...................... Uzbekistan 6,200,000,000 UZS 548,418
Senior Note, 144A, 14%, 7/19/24 ........................ Uzbekistan 12,320,000,000 UZS 1,031,829
Total Foreign Government and Agency Securities (Cost $48,561,258) ..............
38,549,325
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 275,106 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $101,746,843) ...............................
58,491,332
a
Short Term Investments 3.5%
a a
Country Shares
a
Value
a a
Money Market Funds 3.5%
n,o
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 2,209,001 2,209,001
Total Money Market Funds (Cost $2,209,001) ...................................
2,209,001
Total Short Term Investments (Cost $2,209,001 ) .................................
2,209,001
a
Total Investments (Cost $103,955,844) 97.1% ...................................
$60,700,333
Other Assets, less Liabilities 2.9% .............................................
1,762,985
Net Assets 100.0% ...........................................................
$62,463,318
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2022, the aggregate value of these securities was $38,335,589, representing 61.4% of net assets.
e
The principal represents the notional amount.
f
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
g
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
j
Principal amount of security is adjusted for inflation.
k
Income may be received in additional securities and/or cash.
l
Perpetual security with no stated maturity date.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
See Note 4 regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At April 30, 2022, the Fund had the following forward exchange contracts outstanding.
See Abbreviation s on page 20 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Russian Ruble ..... CITI Sell 57,000,000 487,424 5/31/22 $ — $ (278,592)
Euro ............. CITI Sell 3,540,000 3,924,975 6/14/22 183,273 —
Japanese Yen ...... RBCCM Buy 32,000,000 261,039 6/14/22 — (14,041)
Japanese Yen ...... RBCCM Sell 140,000,000 1,214,349 6/14/22 133,733 —
Total Forward Exchange Contracts ................................................... $317,006 $(292,633)
Net unrealized appreciation (depreciation) ............................................ $24,373
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Global Trust
Schedule of Investments (unaudited), April 30, 2022
Franklin International Growth Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.9%
Aerospace & Defense 3.9%
a
MTU Aero Engines AG ................................. Germany 415,000 $ 83,687,289
Air Freight & Logistics 3.2%
DSV A/S ............................................ Denmark 415,000 68,036,114
Banks 2.9%
FinecoBank Banca Fineco SpA ........................... Italy 4,550,000 63,248,197
Biotechnology 7.5%
CSL Ltd. ............................................ Australia 415,000 79,197,242
a
Genmab A/S ......................................... Denmark 231,000 81,224,613
160,421,855
Capital Markets 6.3%
Deutsche Boerse AG ................................... Germany 430,000 74,857,110
Intermediate Capital Group plc ........................... United Kingdom 3,106,000 59,440,257
134,297,367
Chemicals 9.9%
Koninklijke DSM NV ................................... Netherlands 410,000 68,921,669
Sika AG ............................................ Switzerland 230,000 70,266,236
Symrise AG ......................................... Germany 620,000 73,772,976
212,960,881
Diversified Telecommunication Services 3.2%
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 1,454,735 67,802,427
Entertainment 4.0%
a
CTS Eventim AG & Co. KGaA ............................ Germany 1,248,933 85,717,798
Health Care Equipment & Supplies 7.2%
Alcon, Inc. ........................................... Switzerland 900,000 64,270,695
Cochlear Ltd. ........................................ Australia 440,000 70,864,655
GN Store Nord A/S .................................... Denmark 480,000 18,013,158
153,148,508
Internet & Direct Marketing Retail 3.9%
a
boohoo Group plc ..................................... United Kingdom 3,830,997 3,878,562
a
MercadoLibre , Inc. .................................... Brazil 81,000 78,864,030
82,742,592
IT Services 12.5%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 38,000 63,734,122
a
Amadeus IT Group SA ................................. Spain 1,300,860 81,511,821
Keywords Studios plc .................................. Ireland 2,600,000 78,598,778
a
Shopify, Inc., A ....................................... Canada 105,000 44,816,100
268,660,821
Life Sciences Tools & Services 2.9%
a
Evotec SE ........................................... Germany 2,580,000 62,816,025
Media 6.3%
a,b
Ascential plc, Reg S ................................... United Kingdom 14,800,000 58,680,604
CyberAgent , Inc. ...................................... Japan 4,360,000 46,066,355
a
Nordic Entertainment Group AB, B ........................ Sweden 900,000 29,555,818
134,302,777
Pharmaceuticals 3.0%
Hikma Pharmaceuticals plc .............................. Jordan 2,750,000 64,601,197
Professional Services 6.1%
a
Clarivate plc ......................................... United States 4,500,000 70,560,000

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See A bbreviations on page 20 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Experian plc ......................................... United Kingdom 1,760,000 $ 60,782,877
131,342,877
Semiconductors & Semiconductor Equipment 3.2%
ASML Holding NV ..................................... Netherlands 120,000 68,101,392
Software 11.9%
AVEVA Group plc ..................................... United Kingdom 1,979,997 53,216,648
a
CyberArk Software Ltd. ................................. United States 520,000 81,712,800
a
Nice Ltd., ADR ....................................... Israel 290,000 59,858,900
SimCorp A/S ......................................... Denmark 850,000 59,502,230
254,290,578
Total Common Stocks (Cost $1,895,354,971) ....................................
2,096,178,695
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a
Money Market Funds 2.1%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 46,016,190 46,016,190
Total Money Market Funds (Cost $46,016,190) ..................................
46,016,190
Total Short Term Investments (Cost $46,016,190 ) ................................
46,016,190
a
Total Investments (Cost $1,941,371,161) 100.0% ................................
$2,142,194,885
Other Assets, less Liabilities (0.0)%
†
...........................................
(1,799,770)
Net Assets 100.0% ...........................................................
$2,140,395,115
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2022, the aggregate value of these securities was $190,217,153, representing 8.9% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Schedule of Investments (unaudited), April 30, 2022
Franklin International Small Cap Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.8%
Aerospace & Defense 0.8%
QinetiQ Group plc ..................................... United Kingdom 134,987 $ 572,721
Air Freight & Logistics 3.1%
SBS Holdings, Inc. .................................... Japan 36,200 840,072
Wincanton plc ........................................ United Kingdom 252,543 1,297,285
2,137,357
Airlines 1.4%
a
Chorus Aviation, Inc. ................................... Canada 171,251 514,559
a
JET2 plc ............................................ United Kingdom 27,404 420,860
935,419
Auto Components 0.4%
a
SAF-Holland SE ...................................... Germany 40,853 310,481
Banks 9.5%
b
Banca Sistema SpA , 144A, Reg S ......................... Italy 367,702 782,520
b
BAWAG Group AG, 144A, Reg S .......................... Austria 29,756 1,412,863
BPER Banca ......................................... Italy 213,782 357,126
a
Eurobank Ergasias Services and Holdings SA ................ Greece 936,449 967,816
Spar Nord Bank A/S ................................... Denmark 57,920 735,344
Sydbank A/S ......................................... Denmark 31,698 1,089,489
Tisco Financial Group PCL .............................. Thailand 162,120 426,959
b
Unicaja Banco SA, 144A, Reg S .......................... Spain 844,438 795,414
6,567,531
Building Products 1.0%
Sanwa Holdings Corp. ................................. Japan 74,400 677,856
Capital Markets 2.2%
b
Anima Holding SpA , 144A, Reg S ......................... Italy 177,740 866,040
a,b
Fairfax India Holdings Corp., 144A, Reg S ................... India 56,380 677,687
1,543,727
Chemicals 1.6%
Essentra plc ......................................... United Kingdom 118,788 465,543
Okamoto Industries, Inc. ................................ Japan 21,450 631,608
1,097,151
Commercial Services & Supplies 1.8%
b
Dynagreen Environmental Protection Group Co. Ltd., H, Reg S ... China 1,051,449 451,937
a
Elis SA ............................................. France 57,643 826,633
1,278,570
Construction & Engineering 3.1%
Galliford Try Holdings plc ............................... United Kingdom 568,222 1,218,963
Maire Tecnimont SpA .................................. Italy 312,921 916,563
2,135,526
Construction Materials 3.5%
Cementir Holding NV .................................. Denmark 91,747 638,634
Krosaki Harima Corp. .................................. Japan 17,100 530,920
RHI Magnesita NV .................................... United States 13,204 392,847
West China Cement Ltd. ................................ China 5,404,000 849,757
2,412,158
Consumer Finance 0.5%
Humm Group Ltd. ..................................... Australia 592,920 343,263

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Financial Services 0.7%
b
doValue SpA , 144A, Reg S .............................. Italy 59,390 $ 504,956
Electrical Equipment 2.8%
Mersen SA .......................................... France 34,528 1,141,988
Nexans SA .......................................... France 8,595 782,860
1,924,848
Electronic Equipment, Instruments & Components 0.5%
Strix Group plc ....................................... Isle of Man 121,275 321,782
Energy Equipment & Services 2.2%
Pason Systems, Inc. ................................... Canada 122,169 1,541,556
Entertainment 0.3%
a
Stillfront Group AB .................................... Sweden 105,508 213,090
Food & Staples Retailing 1.3%
MARR SpA .......................................... Italy 54,190 877,531
Food Products 1.8%
JDE Peet's NV ....................................... Netherlands 16,866 496,158
Select Harvests Ltd. ................................... Australia 91,683 423,652
Tassal Group Ltd. ..................................... Australia 136,342 361,487
1,281,297
Health Care Equipment & Supplies 3.0%
i -SENS, Inc. ......................................... South Korea 38,646 880,178
Value Added Technology Co. Ltd. ......................... South Korea 38,204 1,206,848
2,087,026
Hotels, Restaurants & Leisure 3.8%
a
Marston's plc ........................................ United Kingdom 934,180 881,636
a
Melco International Development Ltd. ...................... Hong Kong 841,786 664,645
a
Melia Hotels International SA ............................. Spain 132,420 1,095,104
2,641,385
Household Durables 1.2%
DFS Furniture plc ..................................... United Kingdom 150,478 313,886
a
Victoria plc .......................................... United Kingdom 24,343 195,210
Vistry Group plc ...................................... United Kingdom 29,575 308,571
817,667
IT Services 0.6%
Sopra Steria Group SACA ............................... France 2,185 387,226
Leisure Products 0.6%
a
Goodbaby International Holdings Ltd. ...................... China 3,057,003 384,026
Machinery 7.9%
Cargotec OYJ, B ...................................... Finland 26,748 926,093
Deutz AG ........................................... Germany 148,152 656,606
Fuji Corp. ........................................... Japan 42,600 710,816
Meidensha Corp. ..................................... Japan 49,400 894,663
Metso Outotec OYJ .................................... Finland 66,984 570,339
Morgan Advanced Materials plc ........................... United Kingdom 304,128 1,066,608
Sulzer AG ........................................... Switzerland 8,790 658,715
5,483,840
Marine 2.1%
D/S Norden A/S ...................................... Denmark 17,489 649,778

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine (continued)
Star Bulk Carriers Corp. ................................ Greece 28,997 $ 814,816
1,464,594
Media 1.0%
a
Mediaset Espana Comunicacion SA ....................... Spain 149,826 670,435
Metals & Mining 7.3%
Alamos Gold, Inc., A ................................... Canada 92,860 721,397
AMG Advanced Metallurgical Group NV .................... Netherlands 25,560 999,398
Anglo Pacific Group plc ................................. United Kingdom 349,411 794,407
a
ERO Copper Corp. .................................... Brazil 51,422 739,317
Jupiter Mines Ltd. ..................................... Australia 1,484,426 256,159
Mitsui Mining & Smelting Co. Ltd. ......................... Japan 18,100 457,706
a
Orla Mining Ltd. ...................................... Canada 119,960 508,918
Sims Ltd. ........................................... United States 42,004 607,289
5,084,591
Oil, Gas & Consumable Fuels 5.6%
Parex Resources, Inc. .................................. Canada 75,060 1,463,046
Serica Energy plc ..................................... United Kingdom 141,552 621,903
Tethys Oil AB ........................................ Sweden 190,429 1,804,323
3,889,272
Personal Products 1.1%
Chlitina Holding Ltd. ................................... China 117,972 740,036
Pharmaceuticals 0.8%
Hikma Pharmaceuticals plc .............................. Jordan 24,338 571,732
Professional Services 2.1%
Applus Services SA .................................... Spain 115,770 906,173
Tanseisha Co. Ltd. .................................... Japan 95,500 582,170
1,488,343
Real Estate Management & Development 4.2%
b
Aedas Homes SA, 144A, Reg S .......................... Spain 14,055 329,151
JHSF Participacoes SA ................................. Brazil 472,744 627,430
b
Metrovacesa SA, 144A, Reg S ........................... Spain 124,451 997,754
Sun Frontier Fudousan Co. Ltd. ........................... Japan 110,700 925,104
2,879,439
Semiconductors & Semiconductor Equipment 1.7%
Optorun Co. Ltd. ...................................... Japan 33,243 493,362
a
u- blox Holding AG ..................................... Switzerland 8,135 675,931
1,169,293
Specialty Retail 1.9%
Luk Fook Holdings International Ltd. ....................... Hong Kong 201,657 461,578
Wickes Group plc ..................................... United Kingdom 353,922 843,770
1,305,348
Textiles, Apparel & Luxury Goods 1.5%
Coats Group plc ...................................... United Kingdom 1,189,920 1,052,000
Trading Companies & Distributors 6.0%
Kanamoto Co. Ltd. .................................... Japan 30,500 455,809
Kanematsu Corp. ..................................... Japan 55,800 576,745
Lumax International Corp. Ltd. ........................... Taiwan 363,000 883,706
Nishio Rent All Co. Ltd. ................................. Japan 37,983 819,850

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 20 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
a,b
Yellow Cake plc, 144A, Reg S ............................ United Kingdom 295,580 $ 1,450,780
4,186,890
Transportation Infrastructure 2.1%
a
Beijing Capital International Airport Co. Ltd., H ................ China 627,353 342,730
China Merchants Port Holdings Co. Ltd. .................... China 339,990 593,557
Shenzhen International Holdings Ltd. ...................... China 504,872 540,716
1,477,003
Water Utilities 0.8%
China Water Affairs Group Ltd. ........................... China 529,604 581,470
Total Common Stocks (Cost $74,058,119) ......................................
65,038,436
a
Total Investments (Cost $74,058,119) 93.8% ....................................
$65,038,436
Other Assets, less Liabilities 6.2% .............................................
4,280,657
Net Assets 100.0% ...........................................................
$69,319,093
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2022, the aggregate value of these securities was $8,269,102, representing 11.9% of net assets.

Franklin Global Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At April 30, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April
30, 2022, investments in affiliated management investment companies were as follows:
Principal
Amount /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 $ — $ —
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12 - 1/22/16 4,600,000 —
1,186,761
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16 - 3/29/22 1,047,977 398,979
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn.,
2/05/09 .................................. 10/12/09-10/13/11 3,100,000 —
Total Restricted Securities (Value is 0.6% of Net Assets) .............. $9,181,355 $398,979
a
The Fund also invests in unrestricted securities of the issuer, valued at $- as of April 30, 2022.
2. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Alternative Strategies (FT) Ltd. (FT Subsidiary)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At April 30, 2022, the FT Subsidiary investments as well as any other assets and liabilities of the FT
Subsidiary are reflected in the Fund’s Consolidated Schedule of Investments. At April 30, 2022, the net assets of the FT
Subsidiary were $1,378,588, representing 2.2% of the Fund’s consolidated net assets. The Fund’s investment in the FT
Subsidiary is limited to 25% of consolidated assets.
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.024% $ 7,120,269 $ 58,709,148 $ (63,620,416) $ — $ — $ 2,209,001 2,209,001 $ 451
Total Affiliated Securities ... $7,120,269 $58,709,148 $(63,620,416) $— $— $2,209,001 $451
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.024% $84,459,275 $372,779,637 $(411,222,722) $— $— $46,016,190 46,016,190 $5,616
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.024% $— $9,472,000 $(9,472,000) $— $— $— — $3
Total Affiliated Securities ... $84,459,275 $382,251,637 $(420,694,722) $— $— $46,016,190 $5,619
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2022, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Warrants :
Diversified Financial Services ............. — 587,180 939,759 1,526,939
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds ................... — 4,856,766 2,068,810
a
6,925,576
Corporate Bonds :
Airlines .............................. — 790,992 — 790,992
Banks ............................... — 2,123,614 — 2,123,614
Capital Markets ........................ — 632,125 — 632,125
Chemicals ........................... — 779,855 — 779,855
Construction & Engineering ............... — 404,360 — 404,360
Food Products ........................ — 785,763 — 785,763
Metals & Mining ....................... — 1,002,178 — 1,002,178
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. — 2,783,651 — 2,783,651
Real Estate Management & Development .... — 727,650 — 727,650
Wireless Telecommunication Services ....... — 970,325 — 970,325
Loan Participations and Assignments ......... — 121,165 367,814 488,979
Foreign Government and Agency Securities .... — 38,549,325 — 38,549,325
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 2,209,001 — — 2,209,001
Total Investments in Securities ........... $2,209,001 $55,114,949 $3,376,383 $60,700,333
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 317,006 $ — $ 317,006
Total Other Financial Instruments ......... $— $317,006 $— $317,006
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 292,633 $ — $ 292,633
Total Other Financial Instruments ......... $— $292,633 $— $292,633
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 83,687,289 — 83,687,289
Air Freight & Logistics ................... — 68,036,114 — 68,036,114
Banks ............................... — 63,248,197 — 63,248,197
Biotechnology ......................... — 160,421,855 — 160,421,855
Capital Markets ........................ — 134,297,367 — 134,297,367
Chemicals ........................... — 212,960,881 — 212,960,881
Diversified Telecommunication Services ..... — 67,802,427 — 67,802,427
Entertainment ......................... — 85,717,798 — 85,717,798
Health Care Equipment & Supplies ......... — 153,148,508 — 153,148,508
Internet & Direct Marketing Retail .......... 78,864,030 3,878,562 — 82,742,592
IT Services ........................... 123,414,878 145,245,943 — 268,660,821
Life Sciences Tools & Services ............ — 62,816,025 — 62,816,025
Media ............................... — 134,302,777 — 134,302,777
Pharmaceuticals ....................... — 64,601,197 — 64,601,197
Professional Services ................... 70,560,000 60,782,877 — 131,342,877
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Semiconductors & Semiconductor Equipment . $ — $ 68,101,392 $ — $ 68,101,392
Software ............................. 141,571,700 112,718,878 — 254,290,578
Short Term Investments ................... 46,016,190 — — 46,016,190
Total Investments in Securities ........... $460,426,798 $1,681,768,087
b
$— $2,142,194,885
Franklin International Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 572,721 — 572,721
Air Freight & Logistics ................... 1,297,285 840,072 — 2,137,357
Airlines .............................. 514,559 420,860 — 935,419
Auto Components ...................... — 310,481 — 310,481
Banks ............................... — 6,567,531 — 6,567,531
Building Products ...................... — 677,856 — 677,856
Capital Markets ........................ 677,687 866,040 — 1,543,727
Chemicals ........................... — 1,097,151 — 1,097,151
Commercial Services & Supplies ........... — 1,278,570 — 1,278,570
Construction & Engineering ............... — 2,135,526 — 2,135,526
Construction Materials .................. — 2,412,158 — 2,412,158
Consumer Finance ..................... — 343,263 — 343,263
Diversified Financial Services ............. — 504,956 — 504,956
Electrical Equipment .................... — 1,924,848 — 1,924,848
Electronic Equipment, Instruments &
Components ........................ 321,782 — — 321,782
Energy Equipment & Services ............. 1,541,556 — — 1,541,556
Entertainment ......................... — 213,090 — 213,090
Food & Staples Retailing ................. — 877,531 — 877,531
Food Products ........................ — 1,281,297 — 1,281,297
Health Care Equipment & Supplies ......... — 2,087,026 — 2,087,026
Hotels, Restaurants & Leisure ............. 881,636 1,759,749 — 2,641,385
Household Durables .................... — 817,667 — 817,667
IT Services ........................... — 387,226 — 387,226
Leisure Products ....................... — 384,026 — 384,026
Machinery ............................ — 5,483,840 — 5,483,840
Marine .............................. 814,816 649,778 — 1,464,594
Media ............................... — 670,435 — 670,435
Metals & Mining ....................... 2,764,039 2,320,552 — 5,084,591
Oil, Gas & Consumable Fuels ............. 1,463,046 2,426,226 — 3,889,272
Personal Products ..................... — 740,036 — 740,036
Pharmaceuticals ....................... — 571,732 — 571,732
Professional Services ................... 906,173 582,170 — 1,488,343
Real Estate Management & Development .... 1,954,335 925,104 — 2,879,439
Semiconductors & Semiconductor Equipment . — 1,169,293 — 1,169,293
Specialty Retail ........................ — 1,305,348 — 1,305,348
Textiles, Apparel & Luxury Goods .......... — 1,052,000 — 1,052,000
Trading Companies & Distributors .......... — 4,186,890 — 4,186,890
Transportation Infrastructure .............. — 1,477,003 — 1,477,003
Water Utilities ......................... — 581,470 — 581,470
Total Investments in Securities ........... $13,136,914 $51,901,522
c
$— $65,038,436
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2022, are as follows:
a
Includes securities determined to have no value at April 30, 2022.
b
Includes foreign securities valued at $1,681,768,087, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $51,901,522, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Financial
Services ........ $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Multiline Retail ...... —
d
— — — — — — — —
d
—
Warrants :
Diversified Financial
Services ........ 1,126,258 — — — — — — (186,499) 939,759 (186,499)
Private Limited Partnership
Funds :
Capital Markets ..... —
d
— — — — — — — —
d
—
Quasi-Sovereign Bonds . 1,366
d
2,518,242 (88,419)
d
— — — (4,849) (357,530) 2,068,810
d
(356,164)
Corporate Bonds :
Multiline Retail ...... —
d
—
d
— — — — — — —
d
—
Loan Participations and
Assignments ....... 373,057 160,817 — — — 51 — (166,111) 367,814 (166,111)
Escrows and Litigation
Trusts ........... — —
d
(5,961) — — — 5,961 — —
d
—
Total Investments in
Securities ............ $1,500,681 $2,679,059 $(94,380) $— $— $51 $1,112 $(710,140) $3,376,383 $(708,774)
Other Financial Instruments:
Restricted Currency (ARS)
$173,982 $— $— $— $(173,982) $— $— $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transfers out of Level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
d
Includes securities determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Markets Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and
Assignments
........
$398,979 Recovery value Weighted probability
of cash flow
$3.8 mil Increase
b
Discount rate 25.0% Decrease
c
Warrants:
Diversified Financial
Services
...........
939,759 Market comparables Implied recovery 6.3% Increase
b
All other
............
2,068,810
d,e
Total
...............
$3,407,548
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Represents a significant impact to fair value but not net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at April 30, 2022.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
CITI
Citibank NA
RBCCM
Royal Bank of Canada
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
ARS
Argentine Peso
BYN
Belarusian Ruble
COP
Colombian Peso
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
GEL
Georgian Lari
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
JPY
Japanese Yen
KES
Kenyan Shilling
KZT
Kazakhstani Tenge
MXN
Mexican Peso
PEN
Peruvian Nuevo Sol
RUB
Russian Ruble
TRY
Turkish Lira
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.